TAXES ON INCOME (Schedule of Unrecognized Tax Benefits) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Uncertain tax position, beginning of year	$ 1,395	$ 1,043	$ 943
Increase related to current years' tax positions	367	156	137
Increase related to prior years' tax positions	8	196	160
Decrease due to lapses of statutes limitations	0	0	(197)
Uncertain tax position, end of year	$ 1,770	$ 1,395	$ 1,043